Note 6 - Intangible Assets and Goodwill (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer relationships	$ 11,856,126	$ 11,856,126	$ 11,856,127
Backhaul agreement	3,837,782
FCC licenses	750,000	1,284,555	1,284,555
	16,443,908	12,606,126
Less: accumulated amortization	11,955,652	11,333,096	10,940,824
Intangible assets, net	$ 4,488,256	$ 1,273,030	$ 2,199,858